                            UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                              Form 13F

          INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
        MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
              EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report for the Calendar Year or Quarter Ended: September 30, 2000
                                                ------------------
 Check here if Amendment [ ]; Amendment Number:
                                                ------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [X] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Account Management Corp.
          ---------------------------------------------
 Address:  2 Newbury Street
          ---------------------------------------------
           Boston, MA   02116
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Richard C. Albright
          ---------------------------------------------
 Title:    Vice President
          ---------------------------------------------
 Phone:    627/236-4200
          ---------------------------------------------

 Signature, Place, and Date of Signing:
  /s/ Richard C. Albright  Boston, MA                    11/10/00
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                                                                                                                   -----------------
Page 1 of 4      FORM 13F                    Name of Reporting Manager Account Management Corp.                      SEC USE ONLY
    ---  ---                                                           ------------------------
------------------------------------------------------------------------------------------------------------------------------------
 Item 1:      Item 2:    Item 3:    Item 4:     Item 5:                Item 6:                 Item 7:          Item 8:
  Name       Title of    CUSIP   Fair Market  Shares or           Investment Discretion       Managers       Voting Authority
of Issuer     Class      Number    Value      Principal                                         See              (Shares)
                                                Amount     ---------------------------------- Instr. V -----------------------------
                                                           (a) Sole  (b) Shared-  (c) Shared-           (a) Sole (b) Shared (c) None
                                                                     As Defined    Other
                                                                     In Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Maxim          Common   57772K101  322,789,632  4,012,800 4,012,800                                    4,012,800
 Integrated    Stock
 Products
------------------------------------------------------------------------------------------------------------------------------------
Supertex Inc.  Common   868532102   62,444,850  1,239,100 1,239,100                                    1,239,100
               Stock
------------------------------------------------------------------------------------------------------------------------------------
USinternet-    Common   917311805   15,396,120  2,308,264 2,308,264                                    2,308,264
 working Inc.  Stock
------------------------------------------------------------------------------------------------------------------------------------
Corporate      Common   21988R102   27,353,900    679,600   679,600                                      679,600
 Executive     Stock
 Board
------------------------------------------------------------------------------------------------------------------------------------
IDT Corp.      Common   448947101   19,425,837    499,700   499,700                                      499,700
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Suiza Foods    Common   865077101    3,092,090     61,000    61,000                                       61,000
 Corp.         Stock
------------------------------------------------------------------------------------------------------------------------------------
Ariba Corp.    Common   04033V104   10,657,800     74,400    74,400                                       75,400
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Costar Group   Common   22160N109   14,078,500    380,500   380,500                                      380,500
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Internet.com   Common   460967102    9,606,870    310,500   310,500                                      310,500
 Corp.         Stock
------------------------------------------------------------------------------------------------------------------------------------
Miller         Common   600551105    7,369,412  7,839,800 7,839,800                                    7,839,800
 Industries    Stock
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                      492,215,011
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   -----------------
Page 2 of 4      FORM 13F                    Name of Reporting Manager Account Management Corp.                      SEC USE ONLY
    ---  ---                                                           ------------------------
------------------------------------------------------------------------------------------------------------------------------------
 Item 1:      Item 2:    Item 3:    Item 4:     Item 5:                Item 6:                 Item 7:          Item 8:
  Name       Title of    CUSIP   Fair Market  Shares or           Investment Discretion       Managers       Voting Authority
of Issuer     Class      Number    Value      Principal                                         See              (Shares)
                                                Amount     ---------------------------------- Instr. V -----------------------------
                                                           (a) Sole  (b) Shared-  (c) Shared-           (a) Sole (b) Shared (c) None
                                                                     As Defined    Other
                                                                     In Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Information    Common   456727106    3,189,600     90,000    90,000                                       90,000
 Holdings      Stock
------------------------------------------------------------------------------------------------------------------------------------
Lionbridge     Common   536252109    5,902,120    689,500   689,500                                      689,500
 Technology    Stock
------------------------------------------------------------------------------------------------------------------------------------
Landec Corp.   Common   514766104      722,800    130,000   130,000                                      130,000
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Critical Path  Common   22674V100    5,191,875     85,450    85,450                                       85,450
 Inc.          Stock
------------------------------------------------------------------------------------------------------------------------------------
Bright         Common   109195107    2,607,120    102,000   102,000                                      102,000
 Horizons      Stock
 Family
 Solutions
------------------------------------------------------------------------------------------------------------------------------------
Credit         Common   225310101      457,475     72,500    72,500                                       72,500
 Acceptance    Stock
 Corp.
------------------------------------------------------------------------------------------------------------------------------------
Nocopi         Common   655212207       57,440    359,000   359,000                                      359,000
 Technologies  Stock
 $.01
------------------------------------------------------------------------------------------------------------------------------------
Corning Inc.   Common   219350105   21,351,924     71,892    71,892                                       71,892
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Federal        Common   313586109    1,787,500     25,000    25,000                                       25,000
 National      Stock
 Mortgage
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems  Common   17275R102    1,150,000     20,000    20,000                                       20,000
               Stock
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                       42,417,854
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   -----------------
Page 3 of 4      FORM 13F                    Name of Reporting Manager Account Management Corp.                      SEC USE ONLY
    ---  ---                                                           ------------------------
------------------------------------------------------------------------------------------------------------------------------------
 Item 1:      Item 2:    Item 3:    Item 4:     Item 5:                Item 6:                 Item 7:          Item 8:
  Name       Title of    CUSIP   Fair Market  Shares or           Investment Discretion       Managers       Voting Authority
of Issuer     Class      Number    Value      Principal                                         See              (Shares)
                                                Amount     ---------------------------------- Instr. V -----------------------------
                                                           (a) Sole  (b) Shared-  (c) Shared-           (a) Sole (b) Shared (c) None
                                                                     As Defined    Other
                                                                     In Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Sun Hydraulics Common   866942105    1,680,000    208,500   208,500                                      208,500
               Stock
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom   Common   55268B106      592,215     19,500    19,500                                       19,500
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Hewlett        Common   428236103      582,000      6,000     5,000                                        5,000
 Packard       Stock
------------------------------------------------------------------------------------------------------------------------------------
AlTell         Common   020039103      414,806      7,948     7,948                                        7,948
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Linear         Common   535678106      582,750      9,000     9,000                                        9,000
 Technology    Stock
------------------------------------------------------------------------------------------------------------------------------------
Toys R Us      Common   892335100      463,125     28,500    28,500                                       28,500
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Microsoft      Common   594918104      241,240      4,000     4,000                                        4,000
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger   Common   806857108      707,866      8,600     8,600                                        8,600
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome Common   37733W105      423,080      7,000     7,000                                        7,000
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Exxon          Common   302290101      427,776      4,800     4,800                                        4,800
               Stock
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                        6,114,858
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   -----------------
Page 4 of 4      FORM 13F                    Name of Reporting Manager Account Management Corp.                      SEC USE ONLY
    ---  ---                                                           ------------------------
------------------------------------------------------------------------------------------------------------------------------------
 Item 1:      Item 2:    Item 3:    Item 4:     Item 5:                Item 6:                 Item 7:          Item 8:
  Name       Title of    CUSIP   Fair Market   Shares or          Investment Discretion       Managers       Voting Authority
of Issuer     Class      Number    Value       Principal                                        See              (Shares)
                                                Amount    ---------------------------------- Instr. V -----------------------------
                                                           (a) Sole  (b) Shared-  (c) Shared-           (a) Sole (b) Shared (c) None
                                                                     As Defined    Other
                                                                     In Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.    Common   127055101      411,970     13,000    13,000                                       13,000
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Alza Corp.     Common   022615108      619,859      7,166     7,166                                        7,166
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Aradigm Corp.  Common   038505103    1,353,460     59,000    59,000                                       59,000
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Chevron        Common   166751107      204,600      2,400     2,400                                        2,400
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Pepsico        Common   713344108      276,000      6,000     6,000                                        6,000
               Stock
------------------------------------------------------------------------------------------------------------------------------------
ADR Icici      Common   44926P202      231,000     21,000    21,000                                       21,000
 Ltd.,         Stock
 Level 3
-----------------------------------------------------------------------------------------------------------------------------------
Invacare Corp. Common   461203101    1,137,048     35,400    35,400                                       35,400
               Stock
------------------------------------------------------------------------------------------------------------------------------------
Johnson and    Common   478160104    1,362,130     14,500    14,500                                       14,500
 Johnson       Stock
------------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.  Common   151313103      706,550     65,000    65,000                                       65,000
               Stock
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                        6,302,617
------------------------------------------------------------------------------------------------------------------------------------